Income Taxes - Summary of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying the Statutory Tax Rate (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before income tax (previously stated)		₩ (33,843,619)		₩ (7,071,570)		₩ 2,991,533
Income tax expense (benefit) computed at applicable tax rate	[1]	(9,306,995)		(1,944,682)		822,672
Adjustments		(155,890)		(64,420)		140,148
Effect of applying gradual tax rate		(10,362)		(10,362)		(10,362)
Effect of non-taxable income		(9,471)		(4,983)		(13,593)
Effect of non-deductible expenses		39,663		78,814		46,776
Effect of tax losses that are not recognized as deferred tax asset		19,275		1,351		0
Effects of tax credits and deduction		(98,684)		(43,931)		(63,753)
Reversal of unrecognized deferred tax asset, net		(38,708)		(43,641)		(10,471)
Effect of change in deferred tax due to change in tax rate		393,416		18,931		(17,590)
Deduction of deferred tax assets		(85,514)		73,887		55,682
Deferred tax related to investments in subsidiaries, associates and joint ventures		(375,064)		(135,878)		102,137
Others, net		9,559		1,392		51,322
Adjustment in respect of prior years due to change in estimate		48,374		153,113		(63,756)
Income tax expense (benefit)		₩ (9,414,511)		₩ (1,855,989)		₩ 899,064
Effective tax rate			[2]		[2]	30.05%

[1]	Applicable tax rate is 27.5% as of December 31, 2020, 2021 and 2022.
[2]	The effective tax rate for the year ended December 31, 2020 is 30.05 % and the effective tax rate for the years ended December 31, 2021 and 2022 is not calculated due to income tax benefit.